Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - Recurring - CAD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Assets
Other investments	$ 133	$ 150
Total Assets	259	236
Liabilities
Total Liabilities	(163)	(244)
Energy contracts subject to regulatory deferral
Assets
Derivative asset	73	63
Liabilities
Derivative liability	(143)	(197)
Energy contracts not subject to regulatory deferral
Assets
Derivative asset	29	7
Liabilities
Derivative liability	(1)	(2)
Foreign exchange contracts and total return swaps
Assets
Derivative asset	24
Cross-currency interest rate swaps and interest rate contracts
Liabilities
Derivative liability	(19)
Total return swaps and interest rate contracts
Assets
Derivative asset		16
Foreign exchange contracts and cross-currency interest rate swaps
Liabilities
Derivative liability		(45)
Level 1
Assets
Other investments	133	150
Total Assets	133	150
Liabilities
Total Liabilities	0	0
Level 1 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 1 | Foreign exchange contracts and total return swaps
Assets
Derivative asset	0
Level 1 | Cross-currency interest rate swaps and interest rate contracts
Liabilities
Derivative liability	0
Level 1 | Total return swaps and interest rate contracts
Assets
Derivative asset		0
Level 1 | Foreign exchange contracts and cross-currency interest rate swaps
Liabilities
Derivative liability		0
Level 2
Assets
Other investments	0	0
Total Assets	126	86
Liabilities
Total Liabilities	(163)	(244)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	73	63
Liabilities
Derivative liability	(143)	(197)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	29	7
Liabilities
Derivative liability	(1)	(2)
Level 2 | Foreign exchange contracts and total return swaps
Assets
Derivative asset	24
Level 2 | Cross-currency interest rate swaps and interest rate contracts
Liabilities
Derivative liability	(19)
Level 2 | Total return swaps and interest rate contracts
Assets
Derivative asset		16
Level 2 | Foreign exchange contracts and cross-currency interest rate swaps
Liabilities
Derivative liability		(45)
Level 3
Assets
Other investments	0	0
Total Assets	0	0
Liabilities
Total Liabilities	0	0
Level 3 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 3 | Foreign exchange contracts and total return swaps
Assets
Derivative asset	0
Level 3 | Cross-currency interest rate swaps and interest rate contracts
Liabilities
Derivative liability	$ 0
Level 3 | Total return swaps and interest rate contracts
Assets
Derivative asset		0
Level 3 | Foreign exchange contracts and cross-currency interest rate swaps
Liabilities
Derivative liability		$ 0